Segment Information - Geographical segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographical segment information
Revenue	$ 58,878,150	$ 62,260,864	$ 66,222,836
Assets	228,418,025	251,657,896
Additions to Property, Plant and Equipment	12,186,505	9,097,397	14,708,016
Mexico
Geographical segment information
Revenue	57,790,527	61,115,393	65,250,298
Additions to Property, Plant and Equipment	11,975,898	8,997,716	14,565,065
Other countries
Geographical segment information
Revenue	1,087,623	1,145,471	972,538
Additions to Property, Plant and Equipment	210,607	99,681	142,951
Operating segment
Geographical segment information
Revenue	58,878,150	62,260,864	66,222,836
Assets	120,532,090	126,885,466	158,281,619
Additions to Property, Plant and Equipment	12,186,505	9,097,397	14,708,016
Operating segment | Mexico
Geographical segment information
Assets	105,053,762	110,590,724	144,856,678
Operating segment | Other countries
Geographical segment information
Assets	$ 15,478,328	$ 16,294,742	$ 13,424,941